Leases - Summary of Lease Payments of Short-Term Leases or Leases for Low-Value Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Lease payments for short-term leases	₩ 376	₩ 273
Lease payments for which the underlying asset is of low value	2,691	1,448
Total	₩ 3,067	₩ 1,721